Weighted Average Shares Outstanding - Schedule of Basic and Diluted Common Shares Outstanding, Calculated on Weighted Average Basis (Parenthetical) (Detail)	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Share options	507,066	4,426,237